Aug. 22, 2025
The Bond Fund of America | The Bond Fund of America

American Funds Insurance Series®

Prospectus Supplement

August 22, 2025

(for the most recent Class 1, Class 1A, Class 2, Class 3 and Class 4 shares summary and statutory prospectuses, as supplemented to date)